Stock Based Compensation - Summary of activity under the Company's stock options plans for service-based and market-based stock options (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Stock Based Compensation [Abstract]
Number of Shares Underlying Options, Beginning Balance	6,280,284	6,074,062	6,117,462
Granted	1,530,939	520,751	705,000
Number of Shares Underlying Options, Forfeited	(21,246)	(314,529)	(465,000)
Number of Shares Underlying Options, Ending Balance	7,789,977	6,280,284	6,074,062	6,117,462
Number of Shares Underlying Options, Vested and exercisable	5,787,962
Beginning Balance Weighted Average Exercise Price	$ 2.92	$ 2.45	$ 1.9
Weighted Average Exercise Price, Granted	5	10.54	7.79
Weighted Average Exercise Price, Forfeited	12.53	6.35	4.12
Ending balance Weighted Average Exercise Price	3.25	2.92	$ 2.45	$ 1.9
Weighted Average Exercise Price, Vested and expected to vest	$ 2.37	$ 2.1
Weighted Average Remaining Term (Years)	6 years 11 months 8 days	6 years 8 months 1 day	7 years 7 months 9 days	8 years 1 month 28 days
Weighted Average Remaining Term (Years), Vested and exercisable	6 years 25 days	6 years 4 months 20 days
Intrinsic Value	$ 389,876	$ 5,576,041	$ 69,204,153	$ 24,225,150
Intrinsic Value, Vested and expected to vest	$ 5,672,203	$ 9,507,796
Weighted Average Remaining Term (Years), Granted			7 years 8 months 15 days
Intrinsic Value, Granted			$ 1,360,650
Number of Shares Underlying Options, Exercised			$ (283,400)
Weighted Average Exercise Price, Exercised			$ 1.03
Number of Shares Underlying Options, Vested and exercisable		5,569,238